ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of accounts receivable

	June 30, 2024	December 31, 2023
Accounts receivable	$902,857	$868,948
Less: Allowance for doubtful accounts	(5,458)	–
Accounts receivable, net	$897,399	$868,948